Schedule of Deferred debt issuance costs (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012	Dec. 29, 2012
Deferred Debt Issuance Costs, beginning of period	$ 1,442,023	$ 1,024,294	$ 0	$ 1,024,294
Issuance costs - cash	48,218	886,733	1,083,936
Issuance costs warrants	0	66,278	0
Issuance costs allocated to additional paid in capital	0	(102,670)	0
Amortization of issuance costs	(106,306)	(346,789)	(59,642)
Effect of foreign exchange	(50,040)	(85,823)	0
Deferred Debt Issuance Costs, end of period	1,333,895	1,442,023	1,024,294	1,024,294
Reclassification [Member]
Issuance costs - cash		800,910
Effect of foreign exchange		$ 0